Investments In and Advances To Affiliates (Details) (USD $)	3 Months Ended								12 Months Ended									12 Months Ended					12 Months Ended																	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Solar Energy Affiliate [Member]	Dec. 31, 2009 Solar Energy Affiliate [Member]	Dec. 31, 2010 Solar Power Affiliate [Member]	Dec. 31, 2009 Solar Power Affiliate [Member]	Dec. 31, 2010 Barry Affiliate [Member]	Dec. 31, 2009 Barry Affiliate [Member]	Dec. 31, 2010 CEMIG [Member]	Dec. 31, 2002 CEMIG [Member]	Dec. 31, 2009 CEMIG [Member]	Dec. 31, 2010 Chigen Affiliate [Member]	Dec. 31, 2009 Chigen Affiliate [Member]	Dec. 31, 2010 China Wind Affiliate [Member]	Dec. 31, 2009 China Wind Affiliate [Member]	Dec. 31, 2010 Elsta Affiliate [Member]	Dec. 31, 2009 Elsta Affiliate [Member]	Dec. 31, 2010 Guacolda Affiliate [Member]	Dec. 31, 2009 Guacolda Affiliate [Member]	Dec. 31, 2010 Ictas Energy Group Affiliate [Member]	Dec. 31, 2009 Ictas Energy Group Affiliate [Member]	Dec. 31, 2010 Innovent Affiliate [Member]	Dec. 31, 2009 Innovent Affiliate [Member]	Dec. 31, 2010 JHRH Affiliate [Member]	Dec. 31, 2009 JHRH Affiliate [Member]	Dec. 31, 2010 OPGC Affiliate [Member]	Dec. 31, 2009 OPGC Affiliate [Member]	Dec. 31, 2010 Trinidad Generation Unlimited Affiliate [Member] mw	Dec. 31, 2009 Trinidad Generation Unlimited Affiliate [Member]	Dec. 31, 2008 Trinidad Generation Unlimited Affiliate [Member]	Dec. 31, 2010 SEB [Member]	Dec. 31, 2009 SEB [Member]	Dec. 31, 2010 Other Affiliates [Member]	Dec. 31, 2009 Other Affiliates [Member]	Dec. 31, 2010 Cartagena Affiliate [Member] mw	Dec. 31, 2009 Cartagena Affiliate [Member]	Dec. 31, 2010 Minority Owned Affiliates [Member]	Dec. 31, 2009 Minority Owned Affiliates [Member]	Dec. 31, 2008 Minority Owned Affiliates [Member]	Dec. 31, 2010 Majority Owned Affiliates [Member]	Dec. 31, 2009 Majority Owned Affiliates [Member]	Dec. 31, 2008 Majority Owned Affiliates [Member]
Investments In And Advances To Affiliates General Disclosure Abstract
Investments in and advances to affiliates	$ 1,320,000,000				$ 1,157,000,000				$ 1,320,000,000	$ 1,157,000,000	$ 901,000,000	$ 256,000,000	$ 224,000,000	$ 8,000,000	$ 0	$ 0	$ 0	$ 22,000,000		$ 0	$ 146,000,000	$ 182,000,000	$ 69,000,000	$ 52,000,000	$ 202,000,000	$ 204,000,000	$ 149,000,000	$ 131,000,000	$ 151,000,000	$ 104,000,000	$ 31,000,000	$ 30,000,000	$ 39,000,000	$ 0	$ 224,000,000	$ 208,000,000	$ 20,000,000	$ 16,000,000				$ 3,000,000	$ 6,000,000		$ 0
Effective Ownership %												50.00%	50.00%	50.00%	0.00%	100.00%	100.00%	72.00%		10.00%	25.00%	27.00%	49.00%	49.00%	50.00%	50.00%	35.00%	35.00%	51.00%	51.00%	40.00%	40.00%	35.00%	0.00%	49.00%	49.00%	10.00%	10.00%	60.00%			0.00%	0.00%	71.00%	71.00%
Generation Capacity (MW)																																					720							1,199
Investment In Affiliate Initial Investment																																												29,000,000
Total Cumulative Investment In Joint Venture												312,000,000		11,000,000									62,000,000
Long Term Liabilities Associated With Debt Agreement Resulting In Loss Of Control																53,000,000	54,000,000
Voting Interest In Affiliate Transferred Percent																		14.80%
Release Of Affiliate Loan Amount																																								1,400,000,000
Payment Received From Counterparty Settlement Amount																																								25,000,000
Equity Method Investment Other Than Temporary Impairment																			155,000,000
Valuation Allowance Deferred Tax Asset Change In Amount									336,000,000	261,000,000									587,000,000
Net Liability Reversed Under Settlement Agreement Amount																																									484,000,000
Gain Recognized On Consummation Of Share Purchase Agreement																																								115,000,000
Net Tax Expense Not Recorded As Equity Earnings Amount																																								70,000,000
Total Potential Investment In Joint Venture												500,000,000		100,000,000
Investment In Joint Venture																							12,000,000
Ownership Percentage Held By Third Party Investor																																							40.00%
Investment In Affiliate Total Potential Ownership Percentage																																	49.00%
Investment In Affiliate Incremental Potential Ownership Percentage																																	14.00%
Investments In And Advances To Affiliates Financial Information Disclosure Abstract
Revenues																																														1,341,000,000	1,229,000,000	1,180,000,000	20,000,000	158,000,000	170,000,000
Gross margin	1,043,000,000	982,000,000	1,002,000,000	961,000,000	822,000,000	961,000,000	790,000,000	833,000,000	3,988,000,000	3,406,000,000	3,417,000,000																																			207,000,000	240,000,000	274,000,000	18,000,000	71,000,000	61,000,000
Net income (loss)	(169,000,000)	397,000,000	429,000,000	402,000,000	283,000,000	440,000,000	530,000,000	502,000,000	1,059,000,000	1,755,000,000	2,032,000,000																																			100,000,000	110,000,000	83,000,000	7,000,000	(5,000,000)	(4,000,000)
Current assets	9,446,000,000				8,787,000,000				9,446,000,000	8,787,000,000																																				948,000,000	882,000,000		114,000,000	142,000,000
Noncurrent assets																																														4,131,000,000	3,543,000,000		646,000,000	1,140,000,000
Current liabilities	8,065,000,000				6,621,000,000				8,065,000,000	6,621,000,000																																				687,000,000	528,000,000		144,000,000	153,000,000
Noncurrent Liabilities	21,973,000,000				23,974,000,000				21,973,000,000	23,974,000,000																																				1,597,000,000	1,406,000,000		242,000,000	1,055,000,000
Noncontrolling interests	3,940,000,000				4,205,000,000				3,940,000,000	4,205,000,000																																				(206,000,000)	(191,000,000)		125,000,000	(24,000,000)
Stockholder's equity	6,473,000,000				4,675,000,000				6,473,000,000	4,675,000,000																																				3,001,000,000	2,682,000,000		249,000,000	98,000,000
Undistributed Earnings Of Minority Owned Affiliates Included In Retained Earnings	168,000,000								168,000,000
Distributions Received From Minority Owned Affiliates									$ 49,000,000	$ 35,000,000	$ 50,000,000